Disclosures on Financial Instruments - Summary of Foreign Currency Exposure (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₨ 1,034,043.8	$ 14,952.8	₨ 1,041,956.3
Financial liabilities	1,984,521.6	$ 28,696.7	1,889,327.8
Foreign currency exchange rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	420,043.6		374,977.2	₨ 289,224.2
Financial liabilities	843,614.5		839,569.6	657,263.6
Foreign currency exchange rate risk [member] | U.S. dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	227,659.7		135,310.7	104,987.4
Financial liabilities	390,892.0		369,091.0	375,478.7
Foreign currency exchange rate risk [member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	125,940.9		128,171.7	98,624.2
Financial liabilities	322,260.4		311,926.9	213,018.3
Foreign currency exchange rate risk [member] | Chinese Renminbi [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,853.1		49,977.2	40,009.6
Financial liabilities	38,501.1		53,989.1	33,991.9
Foreign currency exchange rate risk [member] | United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,006.7		15,115.0
Financial liabilities	59,269.8		63,716.6
Foreign currency exchange rate risk [member] | Japanese Yen [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,398.6		4,750.2	1,279.8
Financial liabilities	4,405.9		5,456.5	5,382.2
Foreign currency exchange rate risk [member] | Other currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	27,184.6		41,652.4	44,323.2
Financial liabilities	₨ 28,285.3		₨ 35,389.5	₨ 29,392.5